Long-Term Debt	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Long-Term Debt	LONG-TERM DEBT

	As at
	June 30,	December 31,
($ millions)	2023	2022
Long-term debt	27,704	26,921
Credit facility borrowings	1,562	1,657
Total long-term debt	29,266	28,578
Less: Deferred financing costs and debt discounts	(174)	(166)
Less: Current installments of long-term debt	(2,284)	(2,481)
	26,808	25,931

Significant Long-Term Debt Issuances		Interest
Year-to-Date June 30, 2023	Month	Rate					Use of
($ millions, except as noted)	Issued	(%)		Maturity	Amount		Proceeds
ITC
Unsecured senior notes	June	5.40	(1)	2033	US	500	(2) (3) (4)
Unsecured senior notes	June	4.95	(5)	2027	US	300	(2) (3) (4)
UNS Energy
Unsecured senior notes	February	5.50		2053	US	375	(2) (3)
FortisAlberta
Unsecured senior debentures	May	4.86		2053	200		(3) (4)
Central Hudson
Unsecured senior notes	March	5.68		2033	US	40	(3) (4)
Unsecured senior notes	March	5.78		2035	US	15	(3) (4)
Unsecured senior notes	March	5.88		2038	US	35	(3) (4)
(1)    ITC entered into interest rate locks which reduced the effective interest rate to 5.32%. See Note 13 to the Interim Financial Statements
(2)    Repay maturing long-term debt
(3)    General corporate purposes
(4)     Repay short-term and/or credit facility borrowings
(5)     Represents a second tranche of ITC's existing 4.95% senior notes, originally issued in 2022
In November 2022, Fortis filed a short-form base shelf prospectus with a 25-month life under which it may issue common or preference shares, subscription receipts, or debt securities in an aggregate principal amount of up to $2.0 billion. As at June 30, 2023, $2.0 billion remained available under the short-form base shelf prospectus.

			As at
Credit facilities	Regulated	Corporate	June 30,	December 31,
($ millions)	Utilities	and Other	2023	2022
Total credit facilities	3,963	2,034	5,997	5,850
Credit facilities utilized:
Short-term borrowings (1)	(80)	—	(80)	(253)
Long-term debt (including current portion) (2)	(792)	(770)	(1,562)	(1,657)
Letters of credit outstanding	(57)	(38)	(95)	(128)
Credit facilities unutilized	3,034	1,226	4,260	3,812
(1)    The weighted average interest rate was 6.7% (December 31, 2022 - 4.9%).
(2)    The weighted average interest rate was 6.0% (December 31, 2022 - 5.1%). The current portion was $1,114 million (December 31, 2022 - $1,376 million).

Credit facilities are syndicated primarily with large banks in Canada and the U.S., with no one bank holding more than approximately 20% of the Corporation's total revolving credit facilities. Approximately $5.7 billion of the total credit facilities are committed with maturities ranging from 2023 through 2028.

See Note 14 in the 2022 Annual Financial Statements for a description of the credit facilities as at December 31, 2022.

In April 2023, ITC increased its total credit facilities available from US$900 million to US$1 billion and extended the maturity to April 2028.

In May 2023, the Corporation amended its $1.3 billion revolving term committed credit facility agreement to extend the maturity to July 2028.

Also in May 2023, the Corporation extended the maturity on its unsecured US$500 million non-revolving term credit facility to May 2024. The facility is repayable at any time without penalty.